Business Combination (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Business Combinations [Abstract]
Schedule of Allocation of Purchase Price to Fair Value of Net Assets Acquired
The following table details the financial impact of the transaction, including the allocation of the purchase price to the fair values of net assets assumed and goodwill recognized:

Allocation of Purchase Price (in thousands)
Total consideration in cash	$1,183
Fair value of assets acquired and liabilities assumed:
Cash and cash equivalents	133
Loans	24,073
Premises and equipment	2,839
Core deposit intangible	310
Prepaid and other assets	77
Deposits	(26,888)
Payables and other liabilities	(21)
Total fair value of net assets acquired	523
Goodwill	$660

The following table details the financial impact of the merger, including the calculation of the purchase price, the allocation of the purchase price to the fair values of net assets assumed, and goodwill recognized:

Calculation of Purchase Price
Shares of SMBK common stock issued to Capstone shareholders as of November 1, 2017	2,908,094
Market price of SMBK common stock on November 1, 2017	$23.49
Estimated fair value of SMBK common stock issued (in thousands)	68,311
Estimated fair value of Capstone stock options (in thousands)	1,585
Cash consideration paid	15,826
Total consideration (in thousands)	$85,722

Allocation of Purchase Price (in thousands)
Total consideration above	$85,722
Fair value of assets acquired and liabilities assumed:
Cash and cash equivalents	16,810
Investment securities available for sale	51,638
Restricted investments	1,049
Loans	413,023
Premises and equipment	8,668
Bank owned life insurance	10,031
Core deposit intangible	5,530
Other real estate owned	410
Prepaid and other assets	6,360
Deposits	(454,154)
FHLB advances and other borrowings	(4,887)
Payables and other liabilities	(6,803)
Total fair value of net assets acquired	47,675
Goodwill	$38,047

The following table details the financial impact of the merger, including the calculation of the purchase price, the allocation of the purchase price to the fair values of net assets assumed, and goodwill recognized:

Calculation of Purchase Price
Shares of SMBK common stock issued to TN Bancshares shareholders as of May 1, 2018	1,458,981
Market price of SMBK common stock on May 1, 2018	$23.85
Estimated fair value of SMBK common stock issued (in thousands)	34,797
Cash consideration paid	5
Total consideration (in thousands)	$34,802

Allocation of Purchase Price (in thousands)
Total consideration above	$34,802
Fair value of assets acquired and liabilities assumed:
Cash and cash equivalents	5,723
Investment securities available for sale	24,563
Restricted investments	464
Loans	180,490
Premises and equipment	9,470
Core deposit intangible	2,290
Other real estate owned	674
Prepaid and other assets	2,258
Deposits	(202,272)
FHLB advances and other borrowings	(4,000)
Payables and other liabilities	(586)
Total fair value of net assets acquired	19,074
Goodwill	$15,728

The following table details the financial impact of the transaction, including the allocation of the purchase price to the fair values of net assets assumed and goodwill recognized:

Allocation of Purchase Price (in thousands)
Total consideration in cash	$1,183
Fair value of assets acquired and liabilities assumed:
Cash and cash equivalents	133
Loans	24,073
Premises and equipment	2,839
Core deposit intangible	310
Prepaid and other assets	77
Deposits	(26,888)
Payables and other liabilities	(21)
Total fair value of net assets acquired	523
Goodwill	$660

The following table details the financial impact of the merger, including the calculation of the purchase price, the allocation of the purchase price to the fair values of net assets assumed, and goodwill recognized:

Calculation of Purchase Price
Shares of SMBK common stock issued to Capstone shareholders as of November 1, 2017	2,908,094
Market price of SMBK common stock on November 1, 2017	$23.49
Estimated fair value of SMBK common stock issued (in thousands)	68,311
Estimated fair value of Capstone stock options (in thousands)	1,585
Cash consideration paid	15,826
Total consideration (in thousands)	$85,722

Allocation of Purchase Price (in thousands)
Total consideration above	$85,722
Fair value of assets acquired and liabilities assumed:
Cash and cash equivalents	16,810
Investment securities available for sale	51,638
Restricted investments	1,049
Loans	413,023
Premises and equipment	8,668
Bank owned life insurance	10,031
Core deposit intangible	5,530
Other real estate owned	410
Prepaid and other assets	6,360
Deposits	(454,154)
FHLB advances and other borrowings	(4,887)
Payables and other liabilities	(6,803)
Total fair value of net assets acquired	47,675
Goodwill	$38,047